Equity (Details Narrative)										1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended				51 Months Ended	66 Months Ended
		Jan. 01, 2025 $ / shares	Oct. 03, 2023 $ / shares shares	Jul. 10, 2023 $ / shares shares	Jun. 27, 2023 USD ($) shares	Jun. 08, 2023 shares	Jun. 07, 2023 shares	Jun. 06, 2023 USD ($) $ / shares shares	Apr. 01, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2024 USD ($) Integer $ / shares shares	Mar. 31, 2024 USD ($) Integer $ / shares shares		Mar. 31, 2023 USD ($) $ / shares shares		Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 05, 2023 $ / shares
Class of Stock [Line Items]
Standby equity purchase agreement, shares issued | shares					5,703
Preferred stock, shares authorized | shares											250,000,000		250,000,000	250,000,000	250,000,000		250,000,000		250,000,000	250,000,000
Preferred stock, par value | $ / shares											$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Valuation | $ / shares								$ 800.00
Potential exchange price | $ / shares											$ 840.00		$ 840.00	$ 840.00	$ 840.00					$ 840.00
Number of days preceding exchange date											20 days				20 days
Compensation expense											$ 994,000	$ 27,001,000			$ 39,103,000		$ 10,085,000
Profit loss											44,310,000	(1,155,970,000)			(2,658,180,000)		(252,100,000)
Asset valuation adjustment											321,900,000		$ 321,900,000	$ 321,900,000	321,900,000					$ 321,900,000
Accounts payable and accrued expense											103,012,000		157,157,000	103,012,000	157,157,000		65,724,000	[1]	$ 65,724,000 [1]	$ 103,012,000
Noncash issuance of noncontrolling interest	[2]																11,973,000
Annual reallocation of FLP	[2]
Distribution to noncontrolling interest															269,000		131,000
Purchase of noncontrolling interest	[2]														269,000
Noncontrolling Interest [Member]
Class of Stock [Line Items]
Profit loss											(7,713,000)	$ (44,552,000)			(579,331,000)		(132,644,000)
Noncash issuance of noncontrolling interest	[2]																299,000
Annual reallocation of FLP	[2]																2,057,000
Purchase of noncontrolling interest															$ 269,000	[2]	$ (131,000)
Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Standby equity purchase agreement, sale of stock											$ 2,600,000		$ 1,300,000	$ 3,900,000
Commitment fee					$ 1,300,000
Standby equity purchase agreement, shares issued | shares											449,307		48,818	498,125
Standby Equity Purchase Agreement, expiration period					36 months
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Standby equity purchase agreement, sale of stock					$ 250,000,000.0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares											4,000,000		4,000,000	4,000,000	4,000,000					4,000,000
Common Class A [Member]
Class of Stock [Line Items]
Number of votes per share | Integer											1		1	1	1					1
Conversion of stock | shares			172,574
Price per unit | $ / shares			$ 218.40								$ 2.22			$ 2.22						$ 2.22
Valuation | $ / shares											$ 10.00		$ 10.00	$ 10.00	$ 10.00					$ 10.00
Initial conversion price, percentage											50.00%		50.00%	50.00%	50.00%					50.00%
Units issuable | shares											165,037		165,037	165,037	165,037					165,037
Annual conversion limit											9.99%		9.99%	9.99%	9.99%					9.99%
Units converted | shares				550,510				17,456
Common stock, par value | $ / shares				$ 372.80							$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Class B [Member]
Class of Stock [Line Items]
Number of votes per share | Integer											10		10	10	10					10
Units converted | shares								191,405
Common stock, par value | $ / shares											$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred Series A Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares											50,000,000		50,000,000	50,000,000	50,000,000					50,000,000
Preferred stock, shares issued | shares						34,962	34,961				0		0	0	0		0		0	0
Preferred stock, shares outstanding | shares											0		0	0	0		0		0	0
Preferred stock, par value | $ / shares											$ 0.001		$ 0.001	$ 0.001	$ 0.001					$ 0.001
Units converted | shares							1
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued | shares											226,932		226,932	226,932	226,932		0		0	226,932
Preferred stock, shares outstanding | shares											226,932		226,932	226,932	226,932		0		0	226,932
Preferred stock, par value | $ / shares											$ 0.001		$ 0.001	$ 0.001	$ 0.001					$ 0.001
Annual conversion limit											499.00%		499.00%	499.00%	499.00%					499.00%
Series B Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares											$ 436.80		$ 436.80	$ 436.80	$ 436.80					$ 436.80
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price | $ / shares											5.38		5.38	5.38	5.38					5.38
Preferred Series B Subclass 1 [Member]
Class of Stock [Line Items]
Conversion of stock | shares			3,768,995
Price per unit | $ / shares			$ 218.40
Liquidation preference | $ / shares											$ 10.00		$ 10.00	$ 10.00	$ 10.00					$ 10.00
Calendar days after original issuance date											210 days				210 days
Calendar days after original issuance date											60 months				60 months
Calendar days after original issuance date											1 year				1 year
Preferred Series B Subclass 2 [Member]
Class of Stock [Line Items]
Conversion of stock | shares			200,000
Preferred Series B Subclass 3 [Member]
Class of Stock [Line Items]
Conversion of stock | shares			20,000
Preferred Series B Subclass 4 [Member]
Class of Stock [Line Items]
Conversion of stock | shares			6,932
Preferred Series A Subclass 0 [Member]
Class of Stock [Line Items]
Quarterly guaranteed payment, annual basis											6.00%		6.00%	6.00%	6.00%					6.00%
Quarterly guaranteed payment, fiscal quarter basis											1.50%		1.50%	1.50%	1.50%					1.50%
Guaranteed payment accrual											$ 42,000,000.0		$ 37,700,000	$ 42,000,000.0	$ 37,700,000		$ 20,900,000		$ 20,900,000	$ 42,000,000.0
Percentage redeemable											12.50%		12.50%	12.50%	12.50%					12.50%
Maximum percentage redeemable											50.00%		50.00%	50.00%	50.00%					50.00%
Convertible shares of preferred stock, percentage redeemable											12.50%		12.50%	12.50%	12.50%					12.50%
Preferred Series A Subclass 1 [Member]
Class of Stock [Line Items]
Weighted average preferred return rate											0.00%	0.93%			0.23%		1.38%
Deemed dividend											$ 106,100,000		$ 106,100,000	$ 106,100,000	$ 106,100,000					$ 106,100,000
Limit on indebtedness, capital percent of NAV threshold											55.00%			55.00%						55.00%
Limit on indebtedness, debt percent of NAV threshold											40.00%			40.00%						40.00%
Aggregate capital accounts, converted								$ 193,900,000
Preferred Series A Subclass 1 [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Profit loss											$ (7,187,000)	$ (674,000)			(484,556,000)
Noncash issuance of noncontrolling interest
Annual reallocation of FLP
Purchase of noncontrolling interest
Preferred Series A Subclass 1 [Member] | Forecast [Member]
Class of Stock [Line Items]
Annual conversion limit		20.00%
Maximum conversion price | $ / shares		$ 1,440
Number of days preceding exchange date		30 days
Class S Ordinary [Member]
Class of Stock [Line Items]
Conversion of stock | shares						5,057
Units issuable | shares											402,383		402,383	402,383	402,383					402,383
Units converted | shares								208,861
Common stock exchange ratio						1					1		1	1	1					1
Units issued | shares											67,000		67,000	67,000	67,000					67,000
Units outstanding | shares											67,000		67,000	67,000	67,000		72,000.0		72,000.0	67,000
BCH Class S ordinary units | shares											260,000		160,000	260,000	160,000					260,000
Class S Ordinary [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Profit loss												(29,365,000)			$ (48,676,000)		$ (16,987,000)
Noncash issuance of noncontrolling interest
Annual reallocation of FLP																	941,000
Purchase of noncontrolling interest
Common Class A And B [Member]
Class of Stock [Line Items]
Common stock exchange ratio											1			1						1
Conversion of BCG Common Class A Units [Member]
Class of Stock [Line Items]
Additional value												15,000,000.0
Compensation expense										$ 15,000,000.0		15,000,000.0
Preferred Series C Subclass 1 [Member]
Class of Stock [Line Items]
Price per unit | $ / shares				$ 372.80
Units converted | shares				550,510
Trading days				20 days
Compounded quarterly return prior to IPO, numerator													0.50%		0.50%
Compounded quarterly return following IPO, numerator													0.75%		0.75%
Preferred Series C Subclass 1 [Member] | Forecast [Member]
Class of Stock [Line Items]
Minimum conversion price | $ / shares		$ 1,020
Class S Preferred [Member]
Class of Stock [Line Items]
Preferred stock exchange ratio											1.2		1.2	1.2	1.2					1.2
Preferred return earned																			$ 200,000	$ 200,000
Class S Preferred [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Profit loss															$ (856,000)
Noncash issuance of noncontrolling interest
Annual reallocation of FLP																	1,116,000
Purchase of noncontrolling interest
FLP Units Subclass 1 [Member]
Class of Stock [Line Items]
Allocation percentage											50.50%		50.50%	50.50%	50.50%					50.50%
FLP Units Subclass 2 [Member]
Class of Stock [Line Items]
Allocation percentage											49.50%		49.50%	49.50%	49.50%					49.50%
FLP Units Subclass 1 And 2 [Member]
Class of Stock [Line Items]
Profits interest on financing and other tax pass-through businesses											15.00%		15.00%	15.00%	15.00%					15.00%
Profit loss											$ 0	0					2,200,000
Upward carrying value adjustment, percentage of capital accounts											15.00%		15.00%	15.00%	15.00%					15.00%
FLP Units Subclass 1 And 2 [Member] | Maximum [Member]
Class of Stock [Line Items]
Net service fee revenue interest, EBITDA to revenue ratio											50.00%		50.00%	50.00%	50.00%					50.00%
FLP Units Subclass 1 And 2 [Member] | Minimum [Member]
Class of Stock [Line Items]
Net service fee revenue interest, EBITDA to revenue ratio											20.00%		20.00%	20.00%	20.00%					20.00%
FLP Units Subclass 3 [Member]
Class of Stock [Line Items]
Profit loss											$ 0	0					900,000
Net financing revenues, quarterly percentage											5.00%		5.00%	5.00%	5.00%					5.00%
Net financing revenues allocated, annualized stated interest percentage											10.00%		10.00%	10.00%	10.00%					10.00%
Tax and distributions, percentage of profits allocated											100.00%		100.00%	100.00%	100.00%					100.00%
Accounts payable and accrued expense											$ 900,000		$ 900,000	$ 900,000	$ 900,000					$ 900,000
Charitable Beneficiaries [Member]
Class of Stock [Line Items]
Percentage of distributions entitled to residual beneficiary, distributions received											2.50%				2.50%
Percent of distributions entitled to residual beneficiary, payments on amounts due											5.00%				5.00%
Percent of distributions entitled to residual beneficiary, amount of excess cash collateral											10.00%
Noncash issuance of noncontrolling interest												100,000			$ 1,100,000		300,000
Class AOfCT [Member]
Class of Stock [Line Items]
Minority interest sold									$ 2,400,000			$ 2,400,000
Percent of distributions entitled to residual beneficiary, amount of excess of capital contributions												2.00%			2.00%
Class AOfCT [Member] | Noncontrolling Interest [Member]
Class of Stock [Line Items]
Profit loss												$ (647,000)			$ (1,068,000)		(962,000)
Noncash issuance of noncontrolling interest
Annual reallocation of FLP
Purchase of noncontrolling interest															$ 269,000		$ (131,000)

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.